Filed pursuant to Rule 497(e)

333-61761

333-62162

333-128699

333-151910

333-179272

333-183060

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER (10)

Dated October 31, 2025, to the following prospectuses:

•	Lifetime Variable Select as supplemented April 30, 2010, October 18, 2012, November 10, 2023, December 13, 2023, and June 18, 2024
•	Personal Annuity Select as supplemented April 30, 2010, October 18, 2012, November 10, 2023, December 13, 2023, and June 18, 2024
•	Flexible Premium Variable Universal Life as supplemented April 30, 2010, November 10, 2023, December 13, 2023, and June 18, 2024
•

Intelligent Life Variable Universal Life as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020, March 20, 2020, November 10, 2023, December 13, 2023, and June 18, 2024

•

Intelligent Life Survivorship Variable Universal Life as supplemented August 2, 2019, August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020, March 20, 2020, November 10, 2023, December 13, 2023, and June 18, 2024

•	M Intelligent Variable Universal Life as supplemented August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020, March 20, 2020, November 10, 2023, December 13, 2023, and June 18, 2024
•

M Intelligent Survivorship Variable Universal Life as supplemented August 8, 2019, October 11, 2019, January 13, 2020, March 16, 2020, March 20, 2020, November 10, 2023, December 13, 2023, and June 18, 2024

This supplement amends certain disclosures in the above-referenced prospectuses for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

The boards of directors of Teachers Insurance and Annuity Association of America (“TIAA”) and TIAA-CREF Life Insurance Company (“TIAA Life”) have approved the merger of TIAA Life into its parent company, TIAA (the “Merger”). The Merger will be effective at the close of business on December 31, 2025, pending regulatory approval.

The Merger will not affect the terms of, or the rights and obligations under, the Contract, other than to reflect the change to the company that provides your Contract benefits from TIAA Life to TIAA.

If you have any questions about the Merger, please contact us at (800) 842-2252, on Monday through Friday from 8:00 AM to 5:00 PM EST, or at TIAAMerger2025@TIAA.org.

PIKE12 (10/25)